Shareholder Report, Average Annual Return (Details)		9 Months Ended	12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended
	Oct. 17, 2014	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000134182
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RESQ Dynamic Allocation Fund	RESQ Dynamic Allocation Fund
Average Annual Return, Percent			9.79%	1.78%		0.03%
C000145676
Average Annual Return [Line Items]
Line Graph and Table Measure Name			RESQ Dynamic Allocation Fund
C000134183
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RESQ Dynamic Allocation Fund
C000134180
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RESQ Strategic Income Fund	RESQ Strategic Income Fund
Average Annual Return, Percent			7.52%	(2.83%)		(2.33%)
C000145675
Average Annual Return [Line Items]
Line Graph and Table Measure Name			RESQ Strategic Income Fund
C000134181
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RESQ Strategic Income Fund
Without Sales Load [Member] | C000134182
Average Annual Return [Line Items]
Average Annual Return, Percent			16.54%	2.99%		0.63%
Without Sales Load [Member] | C000145676
Average Annual Return [Line Items]
Average Annual Return, Percent			15.88%	2.37%	0.29%
Without Sales Load [Member] | C000134183
Average Annual Return [Line Items]
Average Annual Return, Percent			17.05%	3.37%		1.02%
Without Sales Load [Member] | C000134180
Average Annual Return [Line Items]
Average Annual Return, Percent			12.90%	(1.89%)		(1.85%)
Without Sales Load [Member] | C000145675
Average Annual Return [Line Items]
Average Annual Return, Percent			12.14%	(2.49%)	(2.46%)
Without Sales Load [Member] | C000134181
Average Annual Return [Line Items]
Average Annual Return, Percent			13.19%	(1.51%)		(1.43%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent			36.35%	15.98%		13.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			36.35%	15.98%	13.94%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			36.35%	15.98%		13.38%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			11.57%	0.33%		1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			11.57%	0.33%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			11.57%	0.33%		1.84%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI WORLD INDEX Net (USD)
Average Annual Return, Percent			32.43%	13.04%		10.07%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent			32.43%	13.04%	10.69%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent			32.43%	13.04%		10.07%
Dow Jones Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Conservative Portfolio Index
Average Annual Return, Percent			10.50%	1.37%		2.15%
Dow Jones Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index
Average Annual Return, Percent			10.50%	1.37%	2.10%
Dow Jones Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Conservative Portfolio Index
Average Annual Return, Percent			10.50%	1.37%		2.15%